Fair Value of Financial Instruments and Risk Management - Fair Value of Financial Instruments - Additional Information (Detail)	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2020 CAD ($)	Mar. 31, 2019 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Mar. 31, 2020 CAD ($)	Oct. 31, 2017 CAD ($)
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fair value hedge exposure			2.00%	3.00%
Long-term debt			$ 13,558,000,000
Unrealized gains reversed in financing charges			0	$ 22,000,000
Interest Rate Swap [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fixed-to-floating interest-rate swap			300,000,000	350,000,000
Notional value			0	0
Forward Agreements [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Notional value					$ 400,000,000
Payment on settlement	$ 3,000,000
Foreign Exchange Contract [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Notional value			423,000,000	742,000,000		$ 1,400,000,000
$300 million of MTN Series 39 notes [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fixed-to-floating interest-rate swap			300,000,000
Long-term debt			300,000,000
Minimum [Member] | Foreign Exchange Contract [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Forward exchange rate						1.27486
Maximum [Member] | Foreign Exchange Contract [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Forward exchange rate						1.28735
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fixed-to-floating interest-rate swap			$ 800,000,000
Fixed-to-floating interest-rate swap, term (in years)			3 years
Avista Corporation [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Unrealized gains reversed in financing charges		$ 22,000,000		$ 22,000,000